Significant Accounting Policies - Schedule of Estimated Useful Lives of Depreciable Assets (Details)	Dec. 31, 2024
Significant Accounting Policies - Schedule of Estimated Useful Lives of Depreciable Assets (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the lease term
Minimum [Member] | Equipment [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of Depreciable Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Equipment [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of Depreciable Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years